Distribution Date:	04/17/25	CSMC 2016-NXSR Commercial Mortgage Trust
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-NXSR
Revision
The March 2025 cycle was revised to properly reflect the prepayment penalty

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5-7
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	8
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	9	Special Servicer	C-III Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	10		Jenna Unell		jenna.unell@greyco.com
Bond / Collateral Reconciliation - Balances	11		5221 N. O'Connor Blvd.,, Suite 800 | Irving, TX 75039 | United States
Current Mortgage Loan and Property Stratification	12-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	17-18
			David Rodgers	(212) 230-9090
Mortgage Loan Detail (Part 2)	19-20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12594PAS0	1.970800%	22,779,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12594PAT8	3.105500%	85,980,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12594PAU5	3.501400%	65,000,000.00	44,234,912.33	0.00	129,070.10	0.00	0.00	129,070.10	44,234,912.33	39.88%	30.00%
A-4	12594PAV3	3.794800%	224,907,000.00	224,907,000.00	0.00	711,230.90	0.00	0.00	711,230.90	224,907,000.00	39.88%	30.00%
A-SB	12594PAW1	3.565300%	26,116,000.00	4,647,945.84	380,162.75	13,809.43	0.00	0.00	393,972.18	4,267,783.09	39.88%	30.00%
A-S	12594PAZ4	4.049100%	30,342,000.00	30,342,000.00	0.00	102,381.49	0.00	0.00	102,381.49	30,342,000.00	33.21%	25.00%
B	12594PBA8	4.250600%	40,961,000.00	40,961,000.00	0.00	145,090.69	0.00	0.00	145,090.69	40,961,000.00	24.21%	18.25%
C	12594PBB6	4.557950%	31,100,000.00	31,100,000.00	0.00	118,126.86	0.00	0.00	118,126.86	31,100,000.00	17.37%	13.13%
D	12594PAG6	4.557950%	31,100,000.00	31,100,000.00	0.00	118,126.86	0.00	0.00	118,126.86	31,100,000.00	10.53%	8.00%
E	12594PAJ0	3.557950%	18,963,000.00	18,963,000.00	0.00	56,224.50	0.00	0.00	56,224.50	18,963,000.00	6.36%	4.88%
F	12594PAL5	3.557950%	6,827,000.00	6,827,000.00	0.00	17,051.70	0.00	0.00	17,051.70	6,827,000.00	4.86%	3.75%
NR	12594PAN1	3.557950%	22,757,039.00	22,103,727.70	0.00	0.00	0.00	0.00	0.00	22,103,727.70	0.00%	0.00%
Z	12594PBJ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12594PAQ4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			606,832,039.02	455,186,585.87	380,162.75	1,411,112.53	0.00	0.00	1,791,275.28	454,806,423.12

X-A	12594PAX9	0.783960%	455,124,000.00	304,131,858.17	0.00	198,689.45	0.00	0.00	198,689.45	303,751,695.42
X-B	12594PAY7	0.307350%	40,961,000.00	40,961,000.00	0.00	10,491.12	0.00	0.00	10,491.12	40,961,000.00
X-E	12594PAA9	1.000000%	18,963,000.00	18,963,000.00	0.00	15,802.50	0.00	0.00	15,802.50	18,963,000.00
X-F	12594PAC5	1.000000%	6,827,000.00	6,827,000.00	0.00	5,689.17	0.00	0.00	5,689.17	6,827,000.00
X-NR	12594PAE1	1.000000%	22,757,039.00	22,103,727.70	0.00	18,419.77	0.00	0.00	18,419.77	22,103,727.70
Notional SubTotal			544,632,039.00	392,986,585.87	0.00	249,092.01	0.00	0.00	249,092.01	392,606,423.12

Deal Distribution Total					380,162.75	1,660,204.54	0.00	0.00	2,040,367.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12594PAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12594PAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12594PAU5	680.53711277	0.00000000	1.98569385	0.00000000	0.00000000	0.00000000	0.00000000	1.98569385	680.53711277
A-4	12594PAV3	1,000.00000000	0.00000000	3.16233332	0.00000000	0.00000000	0.00000000	0.00000000	3.16233332	1,000.00000000
A-SB	12594PAW1	177.97311380	14.55669896	0.52877278	0.00000000	0.00000000	0.00000000	0.00000000	15.08547174	163.41641484
A-S	12594PAZ4	1,000.00000000	0.00000000	3.37424988	0.00000000	0.00000000	0.00000000	0.00000000	3.37424988	1,000.00000000
B	12594PBA8	1,000.00000000	0.00000000	3.54216670	0.00000000	0.00000000	0.00000000	0.00000000	3.54216670	1,000.00000000
C	12594PBB6	1,000.00000000	0.00000000	3.79829132	0.00000000	0.00000000	0.00000000	0.00000000	3.79829132	1,000.00000000
D	12594PAG6	1,000.00000000	0.00000000	3.79829132	0.00000000	0.00000000	0.00000000	0.00000000	3.79829132	1,000.00000000
E	12594PAJ0	1,000.00000000	0.00000000	2.96495808	0.00000000	0.00000000	0.00000000	0.00000000	2.96495808	1,000.00000000
F	12594PAL5	1,000.00000000	0.00000000	2.49768566	0.46727259	0.46727259	0.00000000	0.00000000	2.49768566	1,000.00000000
NR	12594PAN1	971.29190225	0.00000000	0.00000000	2.87983951	72.05616425	0.00000000	0.00000000	0.00000000	971.29190225
Z	12594PBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12594PAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12594PAX9	668.23955267	0.00000000	0.43656113	0.00000000	0.00000000	0.00000000	0.00000000	0.43656113	667.40425778
X-B	12594PAY7	1,000.00000000	0.00000000	0.25612461	0.00000000	0.00000000	0.00000000	0.00000000	0.25612461	1,000.00000000
X-E	12594PAA9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-F	12594PAC5	1,000.00000000	0.00000000	0.83333382	0.00000000	0.00000000	0.00000000	0.00000000	0.83333382	1,000.00000000
X-NR	12594PAE1	971.29190225	0.00000000	0.80940978	0.00000000	0.00000000	0.00000000	0.00000000	0.80940978	971.29190225

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/25 - 03/30/25	30	0.00	129,070.10	0.00	129,070.10	0.00	0.00	0.00	129,070.10	0.00
A-4	03/01/25 - 03/30/25	30	0.00	711,230.90	0.00	711,230.90	0.00	0.00	0.00	711,230.90	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	13,809.43	0.00	13,809.43	0.00	0.00	0.00	13,809.43	0.00
X-A	03/01/25 - 03/30/25	30	0.00	198,689.45	0.00	198,689.45	0.00	0.00	0.00	198,689.45	0.00
X-B	03/01/25 - 03/30/25	30	0.00	10,491.12	0.00	10,491.12	0.00	0.00	0.00	10,491.12	0.00
X-E	03/01/25 - 03/30/25	30	0.00	15,802.50	0.00	15,802.50	0.00	0.00	0.00	15,802.50	0.00
X-F	03/01/25 - 03/30/25	30	0.00	5,689.17	0.00	5,689.17	0.00	0.00	0.00	5,689.17	0.00
X-NR	03/01/25 - 03/30/25	30	0.00	18,419.77	0.00	18,419.77	0.00	0.00	0.00	18,419.77	0.00
A-S	03/01/25 - 03/30/25	30	0.00	102,381.49	0.00	102,381.49	0.00	0.00	0.00	102,381.49	0.00
B	03/01/25 - 03/30/25	30	0.00	145,090.69	0.00	145,090.69	0.00	0.00	0.00	145,090.69	0.00
C	03/01/25 - 03/30/25	30	0.00	118,126.86	0.00	118,126.86	0.00	0.00	0.00	118,126.86	0.00
D	03/01/25 - 03/30/25	30	0.00	118,126.86	0.00	118,126.86	0.00	0.00	0.00	118,126.86	0.00
E	03/01/25 - 03/30/25	30	0.00	56,224.50	0.00	56,224.50	0.00	0.00	0.00	56,224.50	0.00
F	03/01/25 - 03/30/25	30	0.00	20,241.77	0.00	20,241.77	3,190.07	0.00	0.00	17,051.70	3,190.07
NR	03/01/25 - 03/30/25	30	1,574,248.32	65,536.62	0.00	65,536.62	65,536.62	0.00	0.00	0.00	1,639,784.94
Totals			1,574,248.32	1,728,931.23	0.00	1,728,931.23	68,726.69	0.00	0.00	1,660,204.54	1,642,975.01

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12594PAS0	N/A	22,779,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12594PAT8	N/A	85,980,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12594PAU5	3.501400%	65,000,000.00	44,234,912.33	0.00	129,070.10	0.00	0.00	129,070.10	44,234,912.33
A-3 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12594PAV3	3.794800%	224,907,000.00	224,907,000.00	0.00	711,230.90	0.00	0.00	711,230.90	224,907,000.00
A-4 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12594PAW1	3.565300%	26,116,000.00	4,647,945.84	380,162.75	13,809.43	0.00	0.00	393,972.18	4,267,783.09
A-SB (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12594PAX9	0.783960%	455,124,000.00	304,131,858.17	0.00	198,689.45	0.00	0.00	198,689.45	303,751,695.42
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12594PAY7	0.307350%	40,961,000.00	40,961,000.00	0.00	10,491.12	0.00	0.00	10,491.12	40,961,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12594PAA9	1.000000%	18,963,000.00	18,963,000.00	0.00	15,802.50	0.00	0.00	15,802.50	18,963,000.00
X-E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F (Cert)	12594PAC5	1.000000%	6,827,000.00	6,827,000.00	0.00	5,689.17	0.00	0.00	5,689.17	6,827,000.00
X-F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-NR (Cert)	12594PAE1	1.000000%	22,757,039.00	22,103,727.70	0.00	18,419.77	0.00	0.00	18,419.77	22,103,727.70
X-NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12594PAZ4	4.049100%	30,342,000.00	30,342,000.00	0.00	102,381.49	0.00	0.00	102,381.49	30,342,000.00
A-S (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12594PBA8	4.250600%	40,961,000.00	40,961,000.00	0.00	145,090.69	0.00	0.00	145,090.69	40,961,000.00
B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12594PBB6	4.557950%	31,100,000.00	31,100,000.00	0.00	118,126.86	0.00	0.00	118,126.86	31,100,000.00
C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12594PAG6	4.557950%	31,100,000.00	31,100,000.00	0.00	118,126.86	0.00	0.00	118,126.86	31,100,000.00
D (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12594PAJ0	3.557950%	18,963,000.00	18,963,000.00	0.00	56,224.50	0.00	0.00	56,224.50	18,963,000.00
E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12594PAL5	3.557950%	6,827,000.00	6,827,000.00	0.00	17,051.70	0.00	0.00	17,051.70	6,827,000.00
F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12594PAN1	3.557950%	22,757,039.00	22,103,727.70	0.00	0.00	0.00	0.00	0.00	22,103,727.70
NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
Z (Cert)	12594PBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,151,464,078.00	848,173,171.74	380,162.75	1,660,204.54	0.00	0.00	2,040,367.29	847,412,846.24
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12594PBC4	N/A	455,124,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12594PBD2	N/A	40,961,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	12594PBE0	N/A	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12594PBF7	N/A	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12594PBG5	N/A	48,547,039.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	12594PBH3	N/A	606,832,039.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1,213,664,078.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12594PBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	12594PBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	12594PBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	12594PBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	12594PBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	12594PBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 31

	Additional Information
Total Available Distribution Amount (1)	2,040,367.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,732,395.41	Master Servicing Fee	2,360.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,892.73
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	195.46
ARD Interest	0.00	Operating Advisor Fee	1,066.12
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	320.55
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,732,395.41	Total Fees	8,125.16

Principal		Expenses/Reimbursements
Scheduled Principal	380,162.75	Reimbursement for Interest on Advances	37,633.01
Unscheduled Principal Collections		ASER Amount	12,415.70
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,229.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,787.83
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	380,162.75	Total Expenses/Reimbursements	64,065.71

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,660,204.54
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	380,162.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,040,367.29
Total Funds Collected	2,112,558.16	Total Funds Distributed	2,112,558.16

© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	453,959,459.73	453,959,459.73	Beginning Certificate Balance	455,186,585.87
(-) Scheduled Principal Collections	380,162.75	380,162.75	(-) Principal Distributions	380,162.75
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	453,579,296.98	453,579,296.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	454,805,682.50	454,805,682.50	Ending Certificate Balance	454,806,423.12
Ending Actual Collateral Balance	454,501,719.10	454,501,719.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,227,126.14
Beginning Cumulative Advances	0.00	1,227,126.14	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,227,126.14
Ending Cumulative Advances	0.00	1,227,126.14	Net WAC Rate	4.56%
			UC / (OC) Interest	4,660.98
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 11 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	52,005,911.64	11.47%	14	4.5651	NAP	Defeased	7	52,005,911.64	11.47%	14	4.5651	NAP
4,999,999 or less	5	16,003,539.71	3.53%	19	5.2530	1.557926	1.4999 or less	9	77,885,772.32	17.17%	19	4.9458	0.967349
5,000,000 to 9,999,999	8	53,445,423.34	11.78%	18	4.7160	1.606048	1.5000 to 1.7499	7	136,070,161.15	30.00%	18	4.3636	1.649361
10,000,000 to 19,999,999	7	110,420,519.52	24.34%	19	4.6528	1.445654	1.7500 to 2.7499	10	147,617,451.87	32.55%	16	4.4324	2.151639
20,000,000 to 24,999,999	2	43,428,143.70	9.57%	18	3.7561	2.053257	2.7500 or greater	1	40,000,000.00	8.82%	17	3.4820	4.379600
25,000,000 to 49,999,999	5	178,275,759.07	39.30%	16	4.2605	2.428865	Totals	34	453,579,296.98	100.00%	17	4.4313	1.933766
50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	34	453,579,296.98	100.00%	17	4.4313	1.933766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	52,005,911.64	11.47%	14	4.5651	NAP
							Defeased	8	52,005,911.64	11.47%	14	4.5651	NAP
Arizona	1	6,445,125.51	1.42%	20	5.3060	2.176300
							Lodging	13	83,355,642.87	18.38%	19	4.9812	1.641919
California	1	1,950,546.87	0.43%	16	4.5200	2.288200
							Mixed Use	4	78,998,376.83	17.42%	18	3.6975	2.923491
Colorado	2	7,019,993.00	1.55%	20	4.5930	2.035100
							Multi-Family	4	54,519,222.99	12.02%	10	4.4653	1.999751
Connecticut	1	12,039,912.19	2.65%	18	4.2800	2.087700
							Office	1	13,550,000.00	2.99%	19	4.2900	2.267700
Georgia	1	5,697,914.79	1.26%	20	5.0800	0.298400
							Retail	18	171,150,142.64	37.73%	19	4.4620	1.665254
Illinois	3	64,449,156.67	14.21%	18	4.1699	1.717278
							Totals	48	453,579,296.98	100.00%	17	4.4313	1.933766
Louisiana	4	10,677,331.93	2.35%	18	4.9720	1.749400
Mississippi	2	5,189,910.57	1.14%	18	4.9720	1.749400
Missouri	1	5,554,066.55	1.22%	18	4.3200	1.412400
Montana	1	18,220,387.15	4.02%	20	5.9070	1.113200
New Jersey	1	7,871,469.66	1.74%	19	4.0400	1.614900
New York	6	128,998,376.83	28.44%	14	3.9696	2.574482
North Carolina	1	2,568,676.12	0.57%	20	5.7000	1.327000
Ohio	1	13,550,000.00	2.99%	19	4.2900	2.267700
Oregon	1	27,894,456.06	6.15%	19	5.0820	1.547900
Tennessee	2	28,209,448.21	6.22%	19	4.1460	1.667050
Texas	5	18,907,377.00	4.17%	20	4.5930	2.035100
Utah	1	5,252,085.48	1.16%	20	5.2800	1.378600
Washington	3	24,422,618.74	5.38%	19	4.7928	1.555216
Wisconsin	2	6,654,532.00	1.47%	20	4.5930	2.035100
Totals	48	453,579,296.98	100.00%	17	4.4313	1.933766

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	52,005,911.64	11.47%	14	4.5651	NAP	Defeased	7	52,005,911.64	11.47%	14	4.5651	NAP
	3.9999% or less	4	116,227,544.71	25.62%	17	3.7278	2.759575	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	4	51,080,917.86	11.26%	19	4.1239	1.175560	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	5	81,143,978.74	17.89%	13	4.3582	2.031705	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	56,126,714.27	12.37%	19	4.5888	1.811428	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	1	15,867,242.51	3.50%	18	4.9720	1.749400	49 months or greater	27	401,573,385.34	88.53%	17	4.4140	1.973674
	5.0000% or greater	9	81,126,987.25	17.89%	20	5.4055	1.448339	Totals	34	453,579,296.98	100.00%	17	4.4313	1.933766
	Totals	34	453,579,296.98	100.00%	17	4.4313	1.933766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	52,005,911.64	11.47%	14	4.5651	NAP	Defeased	7	52,005,911.64	11.47%	14	4.5651	NAP
	60 months or less	27	401,573,385.34	88.53%	17	4.4140	1.973674	Interest Only	7	171,131,901.99	37.73%	16	4.0821	2.486283
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	20	230,441,483.35	50.81%	19	4.6605	1.592997
	Totals	34	453,579,296.98	100.00%	17	4.4313	1.933766	301 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
								331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	34	453,579,296.98	100.00%	17	4.4313	1.933766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	52,005,911.64	11.47%	14	4.5651	NAP			No outstanding loans in this group
Underwriter's Information		5	62,488,879.63	13.78%	17	3.9283	1.934414
	12 months or less	18	292,190,975.58	64.42%	17	4.4647	2.027858
	13 months to 24 months	2	34,673,541.33	7.64%	19	4.5240	1.689901
	25 months or greater	2	12,219,988.80	2.69%	19	5.3742	1.684049
	Totals	34	453,579,296.98	100.00%	17	4.4313	1.933766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	306600003	MU	Middle Village	NY	Actual/360	3.482%	119,935.56	0.00	0.00	N/A	09/05/26	--	40,000,000.00	40,000,000.00	04/05/25
2A	306600103	MU	Middle Village	NY	Actual/360	3.482%	59,967.78	0.00	0.00	N/A	09/05/26	--	20,000,000.00	20,000,000.00	04/05/25
3	306711002	RT	Gurnee	IL	Actual/360	3.990%	112,693.28	0.00	0.00	N/A	10/01/26	--	32,799,401.01	32,799,401.01	04/01/25
3A	306711003	RT	Gurnee	IL	Actual/360	3.990%	80,495.20	0.00	0.00	N/A	10/01/26	--	23,428,143.70	23,428,143.70	04/01/25
4	306600001	MF	Long Island City	NY	Actual/360	4.400%	170,488.38	0.00	0.00	N/A	01/05/26	--	45,000,000.00	45,000,000.00	04/05/25
4A	306600301	MF	Long Island City	NY	Actual/360	4.400%	18,943.15	0.00	0.00	N/A	01/05/26	--	5,000,000.00	5,000,000.00	04/05/25
5	307140005	RT	Various	Various	Actual/360	4.593%	128,864.14	0.00	0.00	12/01/26	12/01/31	--	32,581,902.00	32,581,902.00	04/01/25
6	307140006	LO	Hillsboro	OR	Actual/360	5.082%	122,306.20	53,793.19	0.00	N/A	11/06/26	--	27,948,249.25	27,894,456.06	03/06/25
7	453011438	RT	Memphis	TN	Actual/360	4.146%	67,141.62	0.00	0.00	N/A	11/01/26	--	18,806,298.82	18,806,298.82	04/01/25
7A	453011439	RT	Memphis	TN	Actual/360	4.146%	33,570.81	0.00	0.00	N/A	11/01/26	--	9,403,149.39	9,403,149.39	04/01/25
9	307140009	RT	Federal Way	WA	Actual/360	4.589%	67,064.33	35,330.72	0.00	N/A	11/06/26	--	16,972,009.58	16,936,678.86	04/06/25
9A	307140109	RT	Federal Way	WA	Actual/360	4.589%	18,442.69	9,715.95	0.00	N/A	11/06/26	--	4,667,302.49	4,657,586.54	04/06/25
11	307140011	RT	Great Falls	MT	Actual/360	5.907%	92,833.82	30,334.96	0.00	N/A	12/06/26	--	18,250,722.11	18,220,387.15	04/06/25
12	306771026	LO	Various	Various	Actual/360	4.972%	68,142.15	48,449.82	0.00	N/A	10/06/26	--	15,915,692.33	15,867,242.51	04/06/25
13	307140013	MU	New York	NY	Actual/360	4.127%	53,300.62	0.00	0.00	N/A	11/06/26	--	14,999,999.99	14,999,999.99	11/06/23
14	307140014	LO	Cromwell	CT	Actual/360	4.280%	44,464.63	24,653.06	0.00	N/A	10/05/26	--	12,064,565.25	12,039,912.19	04/05/25
15	307140015	OF	Akron	OH	Actual/360	4.290%	50,055.96	0.00	0.00	11/05/26	11/05/36	--	13,550,000.00	13,550,000.00	04/05/25
16	307140016	IN	Memphis	TN	Actual/360	4.180%	40,793.10	21,949.36	0.00	N/A	10/10/26	--	11,333,166.64	11,311,217.28	04/10/25
17	307140017	RT	Smyrna	GA	Actual/360	4.900%	41,856.47	16,788.83	0.00	N/A	12/06/25	09/06/25	9,919,901.63	9,903,112.80	04/06/25
18	307140018	LO	Rosemont	IL	Actual/360	5.400%	38,300.45	15,044.98	0.00	N/A	11/05/26	--	8,236,656.94	8,221,611.96	05/05/22
19	307140019	RT	Brick Township	NJ	Actual/360	4.040%	27,434.56	14,541.31	0.00	N/A	11/05/26	--	7,886,010.97	7,871,469.66	04/05/25
20	307140020	SS	Bordentown	NJ	Actual/360	4.480%	27,681.78	12,252.53	0.00	N/A	11/06/26	08/06/26	7,175,576.89	7,163,324.36	04/06/25
21	307140021	SS	Westville	NJ	Actual/360	4.480%	27,331.38	12,097.44	0.00	N/A	11/06/26	08/06/26	7,084,746.27	7,072,648.83	04/06/25
22	301880099	IN	Various	TX	Actual/360	4.520%	27,417.49	11,942.77	0.00	N/A	11/06/25	08/06/25	7,044,174.44	7,032,231.67	04/06/25
23	307140023	RT	Tempe	AZ	Actual/360	5.306%	29,502.49	11,895.47	0.00	N/A	12/06/26	--	6,457,020.98	6,445,125.51	04/06/25
24	307140024	LO	Hapeville	GA	Actual/360	5.080%	24,972.96	10,916.09	0.00	N/A	12/05/26	--	5,708,830.88	5,697,914.79	04/05/25
25	307140025	LO	Saint Charles	MO	Actual/360	4.320%	20,706.31	12,146.85	0.00	N/A	10/05/26	--	5,566,213.40	5,554,066.55	04/05/25
26	307140026	IN	Wilmington	OH	Actual/360	4.988%	27,489.42	0.00	0.00	N/A	06/06/26	--	6,400,000.00	6,400,000.00	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	307140028	LO	Salt Lake City	UT	Actual/360	5.280%	23,923.75	9,735.60	0.00	N/A	12/05/26	--	5,261,821.08	5,252,085.48	04/05/25
29	307140029	MU	Brooklyn	NY	Actual/360	5.321%	18,354.18	7,361.18	0.00	N/A	12/06/26	--	4,005,738.02	3,998,376.84	09/06/24
30	307140030	MF	Los Angeles	CA	Actual/360	4.520%	12,177.88	5,395.84	0.00	N/A	08/05/26	--	3,128,772.54	3,123,376.70	04/05/25
31	307140031	LO	Battle Ground	WA	Actual/360	6.350%	15,504.93	7,194.38	0.00	N/A	12/05/26	--	2,835,547.72	2,828,353.34	04/05/25
32	307140032	MF	Wilmington	NC	Actual/360	5.700%	12,629.68	4,434.09	0.00	N/A	12/05/26	--	2,573,110.21	2,568,676.12	04/05/25
33	307140033	MF	Palmdale	CA	Actual/360	4.520%	7,608.26	4,188.33	0.00	N/A	08/05/26	--	1,954,735.20	1,950,546.87	04/05/25
Totals							1,732,395.41	380,162.75	0.00				453,959,459.73	453,579,296.98
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	21,014,092.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	19,487,832.55	14,689,565.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	13,355,753.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,117,380.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,669,794.94	0.00	--	--	--	0.00	3,708.92	174,218.07	174,218.07	0.00	0.00
7	10,893,446.00	2,952,186.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,204,957.00	4,013,121.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,566,317.13	1,308,710.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,166,410.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	755,245.00	0.00	--	--	09/11/24	0.00	0.00	53,080.78	887,839.84	0.00	0.00
14	2,017,105.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,362,802.19	1,022,101.40	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	1,495,219.00	10/31/18	09/30/19	04/11/24	2,156,027.17	299,179.98	43,181.95	1,606,188.10	474,739.87	0.00
19	799,760.54	209,901.75	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,131,987.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	240,400.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	751,012.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,046,130.61	651,791.35	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	162,511.00	219,628.25	01/01/21	09/30/21	05/13/24	524,166.70	18,731.28	23,244.29	163,479.66	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	820,744.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	286,033.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	310,471.24	252,504.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	92,160,187.72	26,814,729.46				2,680,193.87	321,620.18	293,725.09	2,831,725.67	474,739.87	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	3	27,219,988.79	1	3,998,376.84	1	8,221,611.96	0	0.00	0	0.00	0	0.00	4.431321%	4.395535%	17
03/17/25	0	0.00	0	0.00	3	27,242,394.95	1	4,005,738.02	1	8,236,656.94	0	0.00	0	0.00	1	26,635,694.00	4.431704%	4.395916%	18
02/18/25	0	0.00	0	0.00	3	27,270,167.72	1	4,014,837.75	1	8,255,329.98	0	0.00	0	0.00	0	0.00	4.441080%	4.406122%	19
01/17/25	0	0.00	0	0.00	3	27,292,342.73	1	4,022,123.85	1	8,270,218.89	0	0.00	0	0.00	0	0.00	4.441430%	4.406470%	20
12/17/24	0	0.00	1	4,029,376.72	2	23,285,038.88	1	4,029,376.72	1	8,285,038.89	0	0.00	0	0.00	0	0.00	4.441778%	4.406815%	21
11/18/24	1	4,037,190.50	0	0.00	2	23,301,029.68	1	4,037,190.50	1	8,301,029.69	0	0.00	0	0.00	0	0.00	4.442152%	4.407186%	22
10/18/24	0	0.00	0	0.00	2	23,315,707.07	1	4,044,374.65	1	8,315,707.08	0	0.00	0	0.00	0	0.00	4.442495%	4.407528%	23
09/17/24	0	0.00	0	0.00	3	27,383,682.70	2	12,383,682.71	0	0.00	0	0.00	0	0.00	0	0.00	4.442864%	4.407894%	24
08/16/24	0	0.00	0	0.00	3	27,405,334.82	2	12,405,334.83	0	0.00	0	0.00	0	0.00	0	0.00	4.443203%	4.408231%	25
07/17/24	0	0.00	0	0.00	3	27,426,887.21	1	8,360,565.37	0	0.00	0	0.00	0	0.00	0	0.00	4.443540%	4.408566%	26
06/17/24	0	0.00	1	4,073,972.54	2	23,376,217.81	1	8,376,217.82	0	0.00	0	0.00	0	0.00	0	0.00	4.443902%	4.408926%	27
05/17/24	1	4,080,988.92	0	0.00	2	23,390,547.20	1	8,390,547.21	0	0.00	0	0.00	0	0.00	0	0.00	4.444235%	4.409256%	28
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	307140006	03/06/25	0	B	174,218.07	174,218.07	0.00	28,253,801.13
13	307140013	11/06/23	16	6	53,080.78	887,839.84	0.00	15,000,000.00	10/02/23	2
18	307140018	05/05/22	34	6	43,181.95	1,606,188.10	1,237,452.70	8,730,943.59	05/01/20	7			08/12/24
29	307140029	09/06/24	6	6	23,244.29	163,479.66	93,222.04	4,052,122.21	10/18/21	2		08/06/24
Totals					293,725.09	2,831,725.67	1,330,674.74	56,036,866.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		16,935,344	16,935,344		0	0
7 - 12 Months		50,000,000	50,000,000		0	0
13 - 24 Months		340,512,051	313,292,062	15,000,000		12,219,989
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		46,131,902	46,131,902		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	453,579,297	426,359,308	0	0	15,000,000	12,219,989
Mar-25	453,959,460	426,717,065	0	0	15,000,000	12,242,395
Feb-25	481,051,909	453,781,742	0	0	15,000,000	12,270,168
Jan-25	481,428,559	454,136,216	0	0	15,000,000	12,292,343
Dec-24	481,803,630	454,489,215	0	0	15,000,000	12,314,416
Nov-24	482,203,347	454,865,127	0	0	15,000,000	12,338,220
Oct-24	482,575,169	455,215,088	0	0	15,000,000	12,360,082
Sep-24	482,971,755	455,588,072	0	0	15,000,000	12,383,683
Aug-24	483,340,355	455,935,020	0	0	15,000,000	12,405,335
Jul-24	483,707,411	456,280,523	0	0	19,066,322	8,360,565
Jun-24	484,099,402	456,649,212	0	4,073,973	15,000,000	8,376,218
May-24	484,463,276	456,991,740	4,080,989	0	15,000,000	8,390,547
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	307140013	14,999,999.99	15,000,000.00	105,000,000.00	02/28/25	186,728.00	0.02070	12/31/24	11/06/26	I/O
18	307140018	8,221,611.96	8,730,943.59	9,300,000.00	01/21/24	1,317,651.00	2.05830	09/30/19	11/05/26	258
29	307140029	3,998,376.84	4,052,122.21	3,900,000.00	04/10/24	211,662.50	0.91450	09/30/21	12/06/26	259
Totals		27,219,988.79	27,783,065.80	118,200,000.00		1,716,041.50

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
13	307140013	MU	NY	10/02/23	2
Summary judgment was entered on 10/21/24 and Lender continues to evaluate leasing prospects (office & retail) via Receiver. Foreclosure sale date pending.

18	307140018	LO	IL	05/01/20	7

Foreclosure sale completed 6/17/24 and sale was confirmed 8/2/24. Property sustained significant storm damage on 8/27/2024 including roof destruction and water intrusion. The hotel was closed. The insurance claim in progress. Work with adjusters is ongoing. Occupancy 8/24 72.9% T12. Remediation of damage and roof replacement has been completed. Restoration including coordination with Best Western for a PIP is underway. Permitting to complete repairs to damaged rooms was conditionally granted by the Village of Rosemont. Architectural plans are in progress. Appraisal update draft received and under review.

29	307140029	MU	NY	10/18/21	2

Loan transferred to Special Servicing on 10/18/2021 for monetary default. All tenants are month to month. Occupancy 7/31/24 was 36.5%. Loan was accelerated 6/4/24. Borrower has failed to provide updated financial information. Borrower represents that sale negotiations have renewed but further detail is unavailable. Additionally, deposits to the lockbox have ceased. Foreclosure motion filed 8/6/24. MSJ filed in January 2025. Offer to buy the note is under consideration.

Foreclosure is anticipated in the fall of 2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	306711002	32,799,401.01	3.99000%	32,799,401.01	3.99000%	10	12/31/20	05/01/20	02/01/21
3	306711002	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/01/21
3	306711002	0.00	3.99000%	0.00	3.99000%	10	02/01/21	05/01/20	12/31/20
3A	306711003	23,428,143.70	3.99000%	23,428,143.70	3.99000%	10	12/31/20	05/01/20	02/01/21
3A	306711003	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	02/01/21
3A	306711003	0.00	3.99000%	0.00	3.99000%	10	02/01/21	05/01/20	12/31/20
6	307140006	0.00	5.08200%	0.00	5.08200%	10	05/19/21	06/06/20	07/12/21
6	307140006	0.00	5.08200%	0.00	5.08200%	10	07/12/21	06/06/20	05/19/21
7	453011438	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	04/12/21
7	453011438	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	04/12/21
7	453011438	0.00	4.14600%	0.00	4.14600%	10	04/12/21	05/01/20	12/31/20
7A	453011439	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	04/12/21
7A	453011439	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	04/12/21
7A	453011439	0.00	4.14600%	0.00	4.14600%	10	04/12/21	05/01/20	12/31/20
14	307140014	13,141,560.01	4.28000%	13,141,560.01	4.28000%	10	12/22/21	06/05/20	01/11/22
14	307140014	0.00	4.28000%	0.00	4.28000%	10	01/11/22	06/05/20	12/22/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	307140027 01/18/23	5,889,382.60	4,500,000.00	6,464,801.16	1,683,484.84	6,156,866.38	4,473,381.54	1,416,001.06	0.00	762,689.08	653,311.98	10.53%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,889,382.60	4,500,000.00	6,464,801.16	1,683,484.84	6,156,866.38	4,473,381.54	1,416,001.06	0.00	762,689.08	653,311.98

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	307140027	05/17/24	0.00	0.00	653,311.98	0.00	0.00	(65,630.08)	0.00	0.00	653,311.98
		04/17/23	0.00	0.00	718,942.06	0.00	0.00	(697,059.00)	0.00	0.00
		01/18/23	0.00	0.00	1,416,001.06	0.00	0.00	1,416,001.06	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	653,311.98	0.00	0.00	653,311.98	0.00	0.00	653,311.98

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	1,760.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	671.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	0.00	0.00	335.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,229.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	691.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	10,016.24	0.00	0.00	33,863.07	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	328.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	2,399.46	0.00	0.00	3,769.94	0.00	0.00	0.00
Total	0.00	0.00	10,229.17	0.00	3,787.83	12,415.70	0.00	0.00	37,633.01	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		64,065.71

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the CSMC 2016-NXSR Commercial

Mortgage Trust transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 31 of 31